Stock-based Compensation - Additional Information (Detail) - USD ($)		3 Months Ended		11 Months Ended	12 Months Ended
	Jul. 27, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation		$ 0	$ 0	$ 0
Fair value of founder shares on the grant date		$ 5.26			$ 5.26
Number of awards granted					0
Number of awards exercised					0
Number of awards cancelled					0
Three Independent Director Nominees [Member] | Common Class B [Member] | Sponsor [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Stock Issued During Period, Shares, New Issues	25,000
Founder Shares [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Founder shares non vested shares					75,000
Founder shares non vested grant date fair value		$ 394,000			$ 394,000